RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS	RELATED-PARTY TRANSACTIONS
The following table is a summary of balance sheet assets and liabilities from related parties:

	December 31, 2021	December 31, 2020	Financial Statement Line Item
Marketing Agreement	$1,000	$1,000	Intangibles, net
Marketing Agreement	$—	$20,000	Accrued liabilities
The Company did not have any revenues recognized from related parties during the years ended December 31, 2021, 2020, and 2019.
In connection with the Business Combination and in accordance with the Merger Agreement, during the year ended December 31, 2021, the Company paid $2.5 million to myCause Charitable Foundation ("myCause"), a 501(c)(3) foundation established and administered by certain members of management of the Company.
The Company’s remaining expenses recognized from related parties were immaterial during the years ended December 31, 2021, 2020, and 2019.
MGM Resorts International (“MGM”)
MGM is a stockholder and MGM's Chief Commercial Officer also serves on the Company’s Board of Directors. MGM owned approximately 16.6 million and 14.6 million shares of the Company's outstanding Class A common stock as of December 31, 2021 and December 31, 2020, respectively.
Marketing Agreement
In April 2011, the Company entered into a joint marketing agreement with MGM (as amended, the “Marketing Agreement”) in exchange for assistance with marketing campaigns and the exclusive right to utilize MGM’s licensed marks and licensed copyrights for the development of certain of the Company’s social casino games. The initial term was for one year from the go-live date of the first such game in July 2012, with an automatic renewal provision for successive two-year terms based on our games meeting certain performance criteria. If our games do not achieve the specified performance criteria, the term will be automatically renewed for a one-year period and the right to utilize MGM’s licensed marks and copyrights will become non-exclusive. The non-exclusive term will be automatically renewed for successive one-year periods so long as our games meet certain other performance criteria. As consideration for the use of MGM’s intellectual property, the Company issued 19.2 million shares of its common stock representing 10% of its then-outstanding common stock; and in lieu of royalty payments, the Company agreed to pay MGM a profit share of: (i) during the exclusive term, a mid- to high-single digit percentage of cumulative net operating income, as defined in the Marketing Agreement, and (ii) during the non-exclusive term, a low- to mid-single digit percentage of cumulative net operating income. As further described in Note 9—Goodwill and Intangible Assets, the Marketing Agreement was recorded as an indefinite-lived intangible asset.
On October 30, 2020, the Company and MGM agreed to amend the Marketing Agreement (the “MGM Amendment”), under which the Company and MGM agreed to terminate the profit share provision. In exchange, the Company agreed to remit to MGM a one-time payment of $20.0 million, payable on the earliest to occur of (i) the PIPE Financing, (ii) the date that the Company waives MGM’s commitment to participate in the PIPE Financing, or (iii) two years from the date of the MGM Amendment. In addition, MGM agreed to reinvest in the Company at a minimum amount of $20.0 million by participating in the PIPE Financing or a private placement of equity offering to third party investors for minimum gross proceeds to the Company of $50.0 million. As a result of the termination, the Company is no longer obligated to make profit share payments, but the other rights and obligations under the Marketing Agreement continue in full force and effect. The Company recorded zero, $0.3 million, and zero as profit share expense during the years ended December 31, 2021, 2020, and 2019, respectively.
On June 21, 2021, the Company consummated the previously announced Business Combination and MGM participated in the PIPE Financing. In connection with the PIPE Financing, the Company recorded an equity contribution from MGM as a settlement of the $20.0 million liability. As of December 31, 2021, the $20.0 million liability was settled in full and no amount remained outstanding.